PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 96.6%
Common Stocks
Coal & Consumable Fuels 6.2%
Cameco Corp. (Canada)	396,448	$48,917,719
Centrus Energy Corp. (Class A Stock)*	11,423	3,178,792
NexGen Energy Ltd. (Canada)*	353,398	4,438,076
		56,534,587
Construction & Engineering 2.3%
MasTec, Inc.*	85,381	20,532,423
Copper 10.1%
Antofagasta PLC (Chile)	202,308	10,024,669
ERO Copper Corp. (Brazil)*	1,446,151	48,514,800
First Quantum Minerals Ltd. (Zambia)*	448,289	12,671,864
Southern Copper Corp. (Mexico)	105,082	19,999,206
		91,210,539
Diversified Metals & Mining 14.7%
Anglo American PLC (South Africa)	340,371	15,782,259
Hudbay Minerals, Inc. (Canada)	2,125,317	50,337,071
Ivanhoe Electric, Inc.*	716,715	12,248,659
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	1,552,252	19,630,433
Lifezone Metals Ltd. (United Kingdom)*(a)	775,168	4,100,639
Lynas Rare Earths Ltd. (Australia)*	302,325	3,043,243
Rio Tinto PLC (Australia), ADR	167,962	15,289,581
Solaris Resources, Inc. (Canada)*	1,006,087	9,287,639
USA Rare Earth, Inc.*(a)	146,027	3,273,925
		132,993,449
Electrical Components & Equipment 1.0%
Nextpower, Inc. (Class A Stock)*	55,175	6,460,441
T1 Energy, Inc. (Norway)*	357,000	2,973,810
		9,434,251
Fertilizers & Agricultural Chemicals 2.0%
Corteva, Inc.	157,243	11,447,290
Mosaic Co. (The)	251,939	6,928,323
		18,375,613
Gold 15.0%
Agnico Eagle Mines Ltd. (Canada)	208,279	39,677,149
Alamos Gold, Inc. (Canada) (Class A Stock)	243,144	8,972,014
Eldorado Gold Corp. (Turkey)*	1,144,088	49,104,257
Endeavour Mining PLC (Ivory Coast)	694,529	37,918,177
		135,671,597
Heavy Electrical Equipment 1.9%
GE Vernova, Inc.	23,804	17,290,511
Integrated Oil & Gas 11.5%
Chevron Corp.	116,536	20,615,218
Exxon Mobil Corp.	236,635	33,460,189
Shell PLC, ADR	332,991	25,650,297
TotalEnergies SE (France)(a)	340,075	24,621,430
		104,347,134

PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Equipment & Services 11.8%
Baker Hughes Co.	304,930	$17,088,277
Cactus, Inc. (Class A Stock)	255,007	14,339,044
SLB Ltd.	313,721	15,177,822
Solaris Energy Infrastructure, Inc.	202,880	11,196,947
TechnipFMC PLC (United Kingdom)	759,796	42,335,833
WaterBridge Infrastructure LLC (Class A Stock)*	288,680	6,333,639
		106,471,562
Oil & Gas Exploration & Production 10.4%
ConocoPhillips	150,306	15,666,394
Diamondback Energy, Inc.	59,684	9,785,192
EQT Corp.	237,251	13,696,500
Expand Energy Corp.	224,968	25,288,653
Gulfport Energy Corp.*	33,689	6,878,283
Permian Resources Corp. (Class A Stock)	1,395,600	22,511,028
Sintana Energy, Inc. (Canada)*	637,992	208,502
Sintana Energy, Inc. (Canada) Private Placement, Reg D*(x)	1,304,999	421,515
		94,456,067
Oil & Gas Refining & Marketing 2.1%
Valero Energy Corp.	104,114	18,889,403
Oil & Gas Storage & Transportation 1.0%
Williams Cos., Inc. (The)	135,474	9,111,981
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^(x)	523,100	72
Renewable Electricity 0.9%
Ormat Technologies, Inc.	68,689	8,582,004
Semiconductors 1.3%
First Solar, Inc.*	50,302	11,344,107
Specialty Chemicals 0.7%
Albemarle Corp.	37,203	6,347,948
Steel 3.7%
Steel Dynamics, Inc.	88,750	15,936,837
Vale SA (Brazil), ADR	1,065,512	17,122,778
		33,059,615

Total Long-Term Investments (cost $512,976,185)		874,652,863

Short-Term Investments 3.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	22,860,468	22,860,468

PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $11,238,738; includes $11,220,382 of cash collateral for securities on loan)(b)(wb)	11,246,278	$11,239,529

Total Short-Term Investments (cost $34,099,206)		34,099,997

TOTAL INVESTMENTS 100.4% (cost $547,075,391)		908,752,860
Liabilities in excess of other assets (0.4)%		(3,866,479)

Net Assets 100.0%		$904,886,381

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $72 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,988,994; cash collateral of $11,220,382 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^	11/27/07	$4,469,143	$72	0.0%
Sintana Energy, Inc. (Canada) Private Placement, Reg D*	06/03/11	20,701,233	421,515	0.0
Total		$25,170,376	$421,587	0.0%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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